Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of the Funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the periods ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 20, 2026





Appendix A
NVIT Allspring Discovery Fund

NVIT American Funds Asset Allocation Fund

NVIT American Funds Bond Fund

NVIT American Funds Global Growth Fund

NVIT American Funds Growth Fund

NVIT American Funds Growth-Income Fund

NVIT BlackRock Equity Dividend Fund

NVIT BlackRock Managed Global Allocation Fund

NVIT Blueprint Aggressive Fund

NVIT Blueprint Balanced Fund

NVIT Blueprint Capital Appreciation Fund

NVIT Blueprint Conservative Fund

NVIT Blueprint Managed Growth & Income Fund

NVIT Blueprint Managed Growth Fund

NVIT Blueprint Moderate Fund

NVIT Blueprint Moderately Aggressive Fund

NVIT Blueprint Moderately Conservative Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Fidelity Institutional AM Emerging Markets Fund

NVIT Fidelity Institutional AM Worldwide Fund*

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT GQG US Quality Equity Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT iShares Fixed Income ETF Fund

NVIT iShares Global Equity ETF Fund

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Equity and Options Total Return Fund

NVIT J.P. Morgan Inflation Managed Fund*

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Core Bond Fund

NVIT Loomis Short Term Bond Fund

NVIT Loomis Short Term High Yield Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NASDAQ-100 Index*

NVIT Putnam International Value Fund

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Strategic Income Fund

NVIT Victory Mid Cap Value Fund


* April 28, 2025 (commencement of operations) through December 31, 2025